Summary of Quarterly Results (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Quarterly Financial Information [Line Items]
Total Revenue	$ 414,865	$ 379,990	$ 373,606	$ 305,532	$ 243,126	$ 243,126	$ 240,003	$ 222,451	$ 189,369	$ 151,516	$ 1,302,254	$ 803,339	$ 508,099
Gross profit	251,000	219,122	221,905	175,100	136,969	136,969	134,121	126,763	102,827	82,354	753,096	446,065	266,734
Income from operations	111,943	78,841	64,587	59,278	44,976	44,976	42,634	44,930	32,122	17,180	247,682	136,866	56,174
Net income	$ 68,645	$ 43,612	$ 39,031	$ 40,606	$ 24,115	$ 24,115	$ 17,373	$ 27,790	$ 15,591	$ 11,752	$ 147,364	$ 72,506	$ 39,248
Weighted average ordinary shares outstanding:
Basic	192,790,454	191,184,171	154,738,356	146,555,601	140,554,377	140,554,377	140,554,377	140,554,377	140,554,377	140,554,377	158,258,126	140,554,377	140,554,377
Diluted	199,391,127	196,855,404	193,583,954	187,580,161	179,177,268	179,177,268	179,177,268	179,177,268	179,177,268	179,177,268	189,299,197	179,177,268	179,177,268